CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Cash and due from banks	$ 19,106	$ 23,159
Federal funds sold	20,265	793
Cash and cash equivalents	39,371	23,952
Securities available for sale (amortized cost of $58,874 and $50,942 as of December 31, 2019 and December 31, 2018)	58,856	50,428
Securities held-to-maturity (fair value of $9,003 and $12,655 as of December 31, 2019 and December 31, 2018)	8,780	12,741
Equity Investments	1,009
Mortgage loans held for sale (amortized cost of $33,363 and $37,337 as of December 31, 2019 and December 31, 2018)	33,704	37,695
Loans, net of fees and costs (includes $10,546 and $11,422 of loans at fair value, amortized cost of $10,186 and $11,466 as of December 31, 2019 and December 31, 2018)	964,710	838,106
Allowance for loan and lease losses	(9,513)	(8,053)
Loans, net of the allowance for loan and lease losses	955,197	830,053
Restricted investment in bank stock	8,072	7,002
Bank premises and equipment, net	8,636	9,638
Bank owned life insurance	11,859	11,569
Accrued interest receivable	3,148	2,889
Other real estate owned	120	0
Deferred income taxes (Footnote 1)	2,115	1,728
Goodwill and intangible assets	4,773	5,046
Other assets	14,379	4,739
Total assets	1,150,019	997,480
Deposits:
Noninterest bearing	139,450	126,150
Interest-bearing	711,718	625,980
Total deposits	851,168	752,130
Short-term borrowings	123,676	114,300
Long-term debt	3,123	6,238
Subordinated debentures	40,962	9,239
Accrued interest payable	1,088	305
Other liabilities (Footnote 1)	9,307	5,716
Total liabilities	1,029,324	887,928
Stockholders' equity:
Common stock, $1 par value. Authorized 10,000,000 shares; issued and outstanding 6,407,685 and 6,406,795 as of December 31, 2019 and December 31, 2018	6,408	6,407
Surplus	80,196	79,919
Treasury Stock	(3)
Retained earnings (Footnote 1)	34,097	23,616
Accumulated other comprehensive loss	(3)	(390)
Total stockholders' equity	120,695	109,552
Total liabilities and stockholders' equity	$ 1,150,019	$ 997,480